Debt - Schedule of Debt Obligations (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Nov. 14, 2014 USD ($)
Term Debt [Member]
Debt Instrument [Line Items]
Interest rate on debt	5.80%	5.80%	5.10%	5.10%
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate on debt	11.00%	11.00%	11.00%	11.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Available capacity	$ 300.0		$ 130.0		$ 130.0
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Available capacity	2.7		2.9
Canada Line of Credit [Member]
Debt Instrument [Line Items]
Available capacity	$ 5.1	$ 7.0	$ 5.6	$ 7.0